Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings per share computations

(Dollars in thousands, except per share amounts)	Years Ended September 30
	2013	2012	2011
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,523	9,360	9,284

Common shares issuable under share
based payment plans which are
potentially dilutive	82	114	167

Common shares used for diluted
earnings per common share	9,605	9,474	9,451

Net income	$15,385	7,808	12,211

Earnings per common share
Basic	$1.62	.83	1.32
Diluted	$1.60	.82	1.29